Property and Equipment	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Property and Equipment
Property and Equipment

6.Property and Equipment

Property and equipment as of December 31, 2025 and 2024 are summarized as follows:

			Depreciable
	2025	2024	Life – Years
Machinery and equipment	$14,111	$13,496	2-10
Construction in progress	5,509	5,423	—
Leasehold improvements	3,310	3,178	5-20
Computer equipment and software	213	213	3-5
Furniture and fixtures	179	128	3-5
Total cost	23,322	22,438
Accumulated depreciation:
Machinery and equipment	(6,541)	(4,478)
Leasehold improvements	(1,835)	(1,112)
Computer equipment and software	(203)	(190)
Furniture and fixtures	(91)	(66)
Total accumulated depreciation	(8,670)	(5,846)
Net property and equipment	$14,652	$16,592

Depreciation and amortization expense for the years ended December 31, 2025 and 2024 was $2,822 and $1,607, respectively, of which $2,060 and $941 was recorded into cost of sales.